Shareholder Report, Holdings (Details) - C000234830	Oct. 31, 2024
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	34.00%